The UBS Funds

Prospectus Supplement | April 1, 2020

Includes:

•  UBS All China Equity Fund

•  UBS Dynamic Alpha Fund

•  UBS Emerging Markets Equity Opportunity Fund

•  UBS Engage For Impact Fund

•  UBS Global Allocation Fund

•  UBS International Sustainable Equity Fund

•  UBS U.S. Small Cap Growth Fund

•  UBS U.S. Sustainable Equity Fund

•  UBS Municipal Bond Fund

•  UBS Sustainable Development Bank Bond Fund

•  UBS Total Return Bond Fund

Dear Investor,

The purpose of this supplement is to update certain information in the Prospectus relating to Class A and Class P shares, dated October 28, 2019, as supplemented, for the above-listed series of The UBS Funds, as follows:

I. UBS Global Allocation Fund portfolio managers

Effective April 1, 2020, Nicole Goldberger will be added as a portfolio manager for the UBS Global Allocation Fund.

Therefore, effective April 1, 2020, the following is added under the heading "UBS Global Allocation Fund-Fund Summary" and the sub-heading "Portfolio managers" on page 33 of the Prospectus:

• Nicole Goldberger, portfolio manager of the Fund since April 2020.

Additionally, the information under the heading "More information about the funds" and the sub-headings "Management-Portfolio management-UBS Global Allocation Fund" on page 143 of the Prospectus is deleted in its entirety and replaced by the following:

UBS Global Allocation Fund

Philip Brides, Gian Plebani, and Nicole Goldberger are the lead portfolio managers for the UBS Global Allocation Fund. As portfolio managers for the fund, Messrs. Brides and Plebani and Ms. Goldberger have responsibility for allocating the portfolio among the various asset classes and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objective. Messrs. Brides and Plebani and Ms. Goldberger have access to certain members of the fixed-income and equities investment management teams, each of whom may be allocated a specified portion of the portfolio over which he or she has independent responsibility for research, secu-

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rity selection and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Information about Messrs. Brides and Plebani and Ms. Goldberger is provided below.

Philip Brides is Head of Portfolio Management, Investment Solutions and a Managing Director at UBS Asset Management. Mr. Brides has been at UBS Asset Management since 2014. Prior to joining UBS Asset Management, Mr. Brides worked at BlackRock where he was responsible for managing global tactical asset allocation mandates for retail and institutional investors and, prior to that, was Co-Head of BlackRock's dynamic diversified growth strategy. Mr. Brides has been a portfolio manager of the Fund since 2014.

Gian Plebani is a portfolio manager on the Investment Solutions team, based in Hong Kong, and a Director at UBS Asset Management. Mr. Plebani is also a member of the Investment Committee. Mr. Plebani has been at UBS Asset Management since 2014, and UBS Wealth Management since 2013. Mr. Plebani has been a portfolio manager of the Fund since 2017.

Nicole Goldberger, CFA is a portfolio manager and Head of Growth Portfolios of the Investment Solutions team and a Managing Director at UBS Asset Management. Ms. Goldberger has been at UBS Asset Management since January 2020. Prior to joining UBS Asset Management, Ms. Goldberger worked in JPMorgan Asset Management's Multi-Asset Solutions team, where she was the lead portfolio manager responsible for managing global tactical asset allocation and balanced portfolios for institutional and retail clients. Prior to that, Ms. Goldberger was a portfolio manager for a range of different multi-asset class solutions, including flexible total return portfolios with private markets, diversified benchmark-aware mandates, 529 age-based portfolios, inflation aware multi-strategy funds, liability-driven investment portfolios and target date funds. Ms. Goldberger has been a portfolio manager of the Fund since April 2020.

II. Market risk

The information for each Fund in the bullet titled "Market risk" under the heading "More information about the funds" and the sub-headings "Investment objective, strategies, securities selection and risks" and "More about risks" is deleted in its entirety and replaced by the following:

• Market Risk—The risk that the market value of the Fund's investments will fluctuate as the stock and fixed-income markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole. In addition, turbulence in financial markets and reduced liquidity in equity and/or fixed-income markets may negatively affect the Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide. Recent examples include pandemic risks related to the novel coronavirus ("COVID-19") and the aggressive measures taken worldwide in response by (i) governments, including closing borders, restricting travel and imposing prolonged quarantines of, or similar restrictions on, large populations, and (ii) businesses, including forced or voluntary closures, changes to operations and reductions of staff. The effects of COVID-19 have contributed to increased volatility in global financial markets and may affect certain countries, regions, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or serious environmental or public health concern could have, a significant negative impact on economic and market conditions, could exacerbate pre-existing political, social and economic risks in certain countries or regions and could trigger a prolonged period of global economic slowdown, which may impact the

Fund. It is not known how long the impact of the COVID-19 pandemic will, or future impacts of other significant events would, last or the severity thereof. To the extent the Fund is overweight in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

III. Intermediary-specific sales charge changes

Effective immediately, the information in Appendix A to the Prospectus under the heading "Merrill Lynch" on page A-1 of the Prospectus is deleted in its entirety and replaced by the following:

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
Shares purchased through a Merrill Lynch affiliated investment advisory program

Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch's policies relating to sales load discounts and waivers

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus

Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch's account maintenance fees are not eligible for reinstatement

CDSC Waivers on A Shares available at Merrill Lynch

Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A shares only)

Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch's policies relating to sales load discounts and waivers

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund's prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Also, effective June 30, 2020, the information in Appendix A to the Prospectus under the heading "Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity's affiliates ("Raymond James")" on page A-2 of the Prospectus is deleted in its entirety and replaced by the following:

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund's prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

Shares purchased in an investment advisory program.
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Class A shares available at Raymond James

Death or disability of the shareholder.
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
Return of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus.

Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

Breakpoints as described in this prospectus.

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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The UBS Funds

Supplement to the Statement of Additional Information | April 1, 2020

Includes:

•  UBS All China Equity Fund

•  UBS Dynamic Alpha Fund

•  UBS Emerging Markets Equity Opportunity Fund

•  UBS Engage For Impact Fund

•  UBS Global Allocation Fund

•  UBS International Sustainable Equity Fund

•  UBS U.S. Small Cap Growth Fund

•  UBS U.S. Sustainable Equity Fund

•  UBS Municipal Bond Fund

•  UBS Sustainable Development Bank Bond Fund

•  UBS Total Return Bond Fund

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI"), dated October 28, 2019, as supplemented, with respect to the above-listed series of The UBS Funds, as supplemented, as follows:

I. Portfolio management information

Effective April 1, 2020, Nicole Goldberger will be added as a portfolio manager for the UBS Global Allocation Fund.

Therefore, the following information is added to the table beginning on page 81 in the SAI under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers":

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Nicole Goldberger## (UBS Global Allocation Fund)	0	$0	0	$0	4,378	$4,679

##  Ms. Goldberger became a portfolio manager of UBS Global Allocation Fund on April 1, 2020. Information for Ms. Goldberger is as of January 31, 2020.

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In addition, on page 81 in the SAI under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," the information for Bruno Bertocci and Joseph Elegante is deleted in its entirety and replaced with the following:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Bruno Bertocci (UBS Engage For Impact Fund and UBS International Sustainable Equity Fund)	1	$54	20	$4,553	4	$2,320
Joseph Elegante (UBS Engage For Impact Fund and UBS International Sustainable Equity Fund)	1	$54	21	$4,684	4	$2,320

In addition, the following information is added to the table beginning on page 84 of the SAI, under the heading "Investment advisory, principal underwriting and other service arrangements " and the sub-heading "Portfolio managers":

Portfolio Manager/Fund	Range of shares owned
Nicole Goldberger[2] (UBS Global Allocation Fund)	None

2  Ms. Goldberger became a portfolio manager of UBS Global Allocation Fund on April 1, 2020. Information for Ms. Goldberger is as of January 31, 2020.

II. Strategy and risk information

On page 29 of the SAI, the first sentence under the heading "Investments relating to all Funds" and the sub-heading "Real estate investment trusts ("REITs") (not for UBS Municipal Bond Fund or UBS Sustainable Development Bank Bond Fund)" is deleted and replaced with the following:

The UBS Dynamic Alpha Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Global Allocation Fund and UBS Total Return Bond Fund may invest in debt obligations issued by REITs, and the UBS All China Equity Fund, UBS Engage For Impact Fund, UBS Global Allocation Fund, UBS International Sustainable Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Dynamic Alpha Fund, UBS Emerging Markets Equity Opportunity Fund, and UBS U.S. Sustainable Equity Fund may invest in equity REITs and equity interests issued by REITs and non-US REIT-like entities (collectively, "REITs").

On page 56 in the SAI, the information under the heading "Investment relating to all Funds" and the sub-heading "China Bond Connect (not for UBS Emerging Markets Equity Opportunity Fund, UBS Municipal Bond Fund or UBS Sustainable Development Bank Bond Fund)" is deleted and replaced with the following:

Investments in Chinese Bonds (not for UBS Emerging Markets Equity Opportunity Fund, UBS Municipal Bond Fund or UBS Sustainable Development Bank Bond Fund)

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The Funds may invest in bonds issued by the People's Republic of China ("PRC") and certain other PRC-based entities which trade on the China interbank bond market ("CIBM") through the CIBM Direct Access Program or the China—Hong Kong Bond Connect program (the "Bond Connect Program"). Both programs are relatively new and are subject to order, clearance and settlement procedures that are relatively untested in the PRC, which could pose risks to the Funds.

The CIBM Direct Access Program, established and regulated by the People's Bank of China, allows eligible foreign institutional investors to conduct trading on the CIBM, subject to other rules and regulations as promulgated by Chinese authorities. Eligible foreign institutional investors who wish to invest directly in the CIBM through the CIBM Direct Access Program may do so through an onshore settlement agent, who would be responsible for making the relevant filings and account opening with the relevant authorities. The Funds are therefore subject to the risk of default or errors on the part of such agent.

The Bond Connect Program refers to the arrangement between Hong Kong and mainland China that enables mainland China and overseas investors to trade various types of debt securities in each other's bond markets through connection between the relevant respective financial infrastructure institutions. The Bond Connect Program is only available on days when markets in both the PRC and Hong Kong are open. The PRC markets may be open at a time when the Bond Connect Program is not trading, with the result that prices of investments purchased through the Bond Connect Program may fluctuate at times when a Fund is unable to add to or exit its position. Securities purchased through the Bond Connect Program will be held on behalf of ultimate investors (such as the Funds) via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit maintained with either the China Central Depository & Clearing Co. ("CDCC") or the Shanghai Clearing House ("SCH"), each a PRC-based custodian. The Funds' ownership interest will only be reflected on the books of its Hong Kong sub-custodian. This recordkeeping system also subjects the Funds to various risks, such as the risk of settlement delays, the risk of counterparty default of the Hong Kong sub-custodian and the risk that the Funds may have a limited ability to enforce rights as a bondholder. While the ultimate investors hold a beneficial interest in the securities purchased through the Bond Connect Program, the mechanisms that beneficial owners may use to enforce their rights are untested and courts in the PRC have limited experience in applying the concept of beneficial ownership. As a result, the Funds may not be able to participate in corporate actions affecting their rights as a bondholder, such as timely payment of distributions, due to time constraints or for other operational reasons. Transactions through the Bond Connect Program are settled in Renminbi ("RMB"), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong to effect such transactions, which cannot be guaranteed. Securities purchased through the Bond Connect Program generally may not be sold, purchased or otherwise transferred other than through the Bond Connect Program in accordance with applicable rules.

A primary feature of the Bond Connect Program is the application of the home market's laws and rules applicable to investors in Chinese fixed-income instruments. Therefore, a Fund's investments in securities through the Bond Connect Program are generally subject to PRC law, securities regulations, listing rules, policies and other restrictions. Changes in such laws, regulations, rules or policies in relation to the Bond Connect Program or the PRC bond markets generally may restrict or otherwise affect the Funds' investments or returns. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Bond Connect Program. The Funds will not benefit from access to Hong Kong investor compensation funds, which are designed to protect against defaults of trades, when investing through the Bond Connect Program.

The CIBM Direct Access Program and the Bond Connect Program are relatively new and may be subject to further interpretation and guidance and future developments may restrict or otherwise affect the Funds' investments or returns. There can be no assurance that the CIBM Direct Access Program will not be restricted, suspended or abolished. If such event occurs, the Funds' ability to invest in the CIBM through the CIBM Direct Access Program will be adversely affected, and if the Funds are unable to adequately access the CIBM through other means, the Funds'

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ability to achieve their investment objectives will be adversely affected. There also can be no assurance that further regulations will not affect the availability of securities in the Bond Connect Program, the frequency of redemptions or other limitations. Because the Bond Connect Program is in its early stages, the actual effect on the market for trading in the underlying securities with the introduction of large numbers of foreign investors is currently unknown. The necessary trading, settlement and information technology systems for the Bond Connect Program are also relatively new and are continuing to evolve. In the event that the relevant systems do not function properly, trading through the Bond Connect Program could be disrupted. In addition, the application and interpretation of the laws and regulations of Hong Kong, the PRC, and the People's Bank of China and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the CIBM Direct Access Program and Bond Connect Program are uncertain, and they may have an adverse effect on the Funds' performance. These risks may be heightened by the underdeveloped state of the PRC's investment and banking systems in general.

Additionally, the following is added on page 60 of the SAI under the heading "Summary of risks":

Market Risk

Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value and liquidity of the Funds' investments. In addition, turbulence in financial markets and reduced liquidity in equity and/or fixed-income markets may negatively affect the Funds. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.

Recent examples include pandemic risks related to the novel coronavirus ("COVID-19") and the aggressive measures taken worldwide in response by (i) governments, including closing borders, restricting travel and imposing prolonged quarantines of, or similar restrictions on, large populations, and (ii) businesses, including forced or voluntary closures, changes to operations and reductions of staff. The effects of COVID-19 have contributed to increased volatility in global financial markets and may affect certain countries, regions, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or serious environmental or public health concern could have, a significant negative impact on economic and market conditions, could exacerbate pre-existing political, social and economic risks in certain countries or regions and could trigger a prolonged period of global economic slowdown, which may impact the Funds. It is not known how long the impact of the COVID-19 pandemic will, or future impacts of other significant events would, last or the severity thereof. To the extent a Fund is overweight in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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